MORGAN STANLEY INSTITUTIONAL FUND, INC.

522 Fifth Avenue

New York, NY 10036

October 17, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Larry L. Greene, Senior Counsel, Division of Investment Management

Re:                             Morgan Stanley Institutional Fund, Inc.

Registration Statement on Form N-14

Dear Mr. Greene:

On behalf of Morgan Stanley Institutional Fund, Inc., a Maryland corporation (the “Registrant”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), transmitted herewith for filing with the Securities and Exchange Commission under the 1933 Act is the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to a proposed Agreement and Plan of Reorganization, pursuant to which substantially all of the assets and liabilities of Morgan Stanley Focus Growth Fund will be transferred to the Growth Portfolio, a series of the Registrant (“MSIF Growth”), in exchange for shares of common stock of MSIF Growth.

Pursuant to Rule 488, the Registration Statement designates an effective date of November 16, 2013. No fees are required in connection with this filing.  Should you have any questions regarding the Registration Statement on Form N-14 or the foregoing matters, please do not hesitate to contact me at 212.296.6980 (tel) or 212.507.8599 (fax) or Kristin M. Hester of Dechert LLP at 212.649.8796 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Daniel E. Burton
Daniel E. Burton
Assistant Secretary

Enclosures
cc: Stefanie V. Chang Yu